Annual Fund Operating Expenses - Nuveen New Mexico Municipal Bond Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.86%
Class C2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.41%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.66%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.66%